Contingent liabilities and legal proceedings - Indus Tower merger (Details) € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)		Mar. 31, 2022 EUR (€)	[1]	Mar. 31, 2024 INR (₨)
Disclosure of contingent liabilities [line items]
Investment in newly issued VIL Equity	€ 75	€ 78	[1]	€ 445
Financial assets pledged as collateral for liabilities or contingent liabilities	741	239
Bank Borrowings Secured Against Indian Assets [Member]
Disclosure of contingent liabilities [line items]
Secured bank loans received	1,720	€ 1,485
Maximum [Member] | Indus Towers. | Indus Towers and Bharti Infratel merger, secondary pledge
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 472					₨ 42.5

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.